CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Feb. 28, 2021	$ 4,350	$ 176,869		$ 32,294	$ 16,764,554	$ (31,521,754)	$ (14,543,687)
Beginning balance, (in shares) at Feb. 28, 2021	4,350,000	2,799		3,229,426,884
Cancellation of Series E Shares	$ (1,000)				1,000
Cancellation of Series E Preferred Shares Shares	(1,000,000)
Series F Preferred Shares issued with amendment agreement		$ 40			3,244,700		3,244,740
Stock Issued During Period, Shares, Issued for Services		40
Series F Preferred Shares Warrants issued with amendment agreement					29,770,474		29,770,474
Series F Preferred Shares cancelled in exchange for promissory notes		$ (83)			(6,732,752)		(6,732,835)
Stock Repurchase and Retired During Period Shares		(83)
Series F preferred shares issued on exercise of warrants		$ 38			(38)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		38
Series F Preferred Shares converted to common shares		$ (78)		$ 3,164	(3,086)
Stock Issued During Period Shares New Issues1		(78)		316,345,998
Redemption of 19 Issuable Series F shares		$ (74,984)				(425,016)	(500,000)
Exchange of Series F Preferred Shares for debt		$ (184)			(3,999,976)		(4,000,160)
Exchange of Series F Preferred Shares for Debt Shares		(184)
Issuance of Series G preferred as equity awards per employment agreement			$ 1,500,000				1,500,000
Issuance of Series G Preferred as Equity Awards Per Employment Agreement Shares			1,500
Redemption of Series G shares as compensation payment			$ (1,500,000)				(1,500,000)
Redemption of Series G Shares as Compensation Payment Shares			(1,500)
Adjustment to derivative liability					422,272		422,272
Common stock issued for debt conversion				$ 310	898,395		898,705
Stock Issued During Period Value Conversion of Units Shares				31,042,436
Exercise of warrants				$ 3,003	(3,003)
Exercise of Warrants Shares				300,251,561
Exchange of debt for common shares				$ 1,161	$ 6,454,235		$ 6,455,396
Exchange of Debt for Common Shares Shares				116,104,232
Stock based compensation on issuable shares				21	109,179		109,200
Stock Based Compensation on Issuable Shares Shares				2,100,000
Issuance of shares, net of $253,811 issuance costs				$ 6,452	$ 12,515,480		$ 12,521,932
Issuance of Shares Net of inssuance Costs Shares				645,168,473
Cashless exercise of 100,000,000 warrants				$ 948	(948)
Cashless Exercise of Warrants Shares				94,770,776
Relative fair value of warrants issued with debt					3,319,816		3,319,816
Warrants issued as part of debt					4,749,006		4,749,006
Warrants as issuance cost					21,918		21,918
Warrants as consideration for debt extensions					5,415,000		5,415,000
Stock based compensation - employee stock option plan					69,350		69,350
Net income						(62,197,484)	(62,197,484)
Ending balance, value at Feb. 28, 2022	$ 3,350	$ 101,618		$ 47,353	73,015,576	(94,144,254)	(20,976,357)
Ending balance, (in shares) at Feb. 28, 2022	3,350,000	2,532		4,735,210,360
Issuance of shares, net of $253,811 issuance costs				$ 1,339	1,643,883		1,645,222
Issuance of Shares Net of inssuance Costs Shares				133,881,576
Net income						(4,671,686)	(4,671,686)
Rounding					(1)		(1)
Ending balance, value at May. 31, 2022	$ 3,350	$ 101,618		$ 48,692	74,659,458	(98,815,940)	(24,002,822)
Ending balance, (in shares) at May. 31, 2022	3,350,000	2,532		4,869,091,936
Beginning balance, value at Feb. 28, 2022	$ 3,350	$ 101,618		$ 47,353	73,015,576	(94,144,254)	(20,976,357)
Beginning balance, (in shares) at Feb. 28, 2022	3,350,000	2,532		4,735,210,360
Issuance of Shares Net of inssuance Costs Shares				1,057,841,576
Cashless Exercise of Warrants Shares				45,306,557
Relative fair value of warrants issued with debt					990,467		990,467
Stock based compensation - employee stock option plan					122,050		122,050
Net income						(18,109,457)	(18,109,457)
Issuance of shares net of $447,858 issuance costs				10,579	7,760,590		7,771,169
Cashless exercise of 108,378,210 warrants				453	(453)
Penalty shares issued pursuant to a share purchase agreement				$ 175	(175)
Penalty Shares Issued Pursuant to A Share Purchase Agreement Shares				17,500,000
Relative fair value of Series F warrants issued with debt		$ 1			1,201,127		1,201,128
Relative Fair Value of Series F Warrants Issued with Debt Shares		1
Fair value of 955,000,000 warrants cancelled for debt issuance					(2,960,500)		(2,960,500)
Shares issued for services				$ 100	118,400		118,500
Shares Issued for Services Shares				10,000,000
Cancelled shares				$ (171)	171
Cancelled Shares Shares				(17,116,894)
Rounding					(1)		(1)
Ending balance, value at Feb. 28, 2023	$ 3,350	$ 101,619		$ 58,489	80,247,252	(112,253,711)	(31,843,001)	[1]
Ending balance, (in shares) at Feb. 28, 2023	3,350,000	2,533		5,848,741,599
Issuance of shares, net of $253,811 issuance costs				$ 2,809	1,316,100		1,318,909
Issuance of Shares Net of inssuance Costs Shares				280,929,190
Stock based compensation - employee stock option plan					52,721		52,721
Net income						(4,555,193)	(4,555,193)
Ending balance, value at May. 31, 2023	$ 3,350	$ 101,619		$ 61,298	$ 82,563,520	$ (116,808,904)	$ (34,079,117)
Ending balance, (in shares) at May. 31, 2023	3,350,000	2,533		6,129,670,789

[1]	Derived from audited information